Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 1.4	$ 1.9	$ 0.4
Limited Partners' Capital Account, Units Issued	70,142,803	69,499,741	68,555,305
Limited Partners' Capital Account, Units Outstanding	70,142,803	69,499,741	68,555,305
Preferred units, issued	68,072,226	66,533,415	60,718,245
Preferred Units, Outstanding	68,072,226	66,533,415	60,718,245
Crestwood Midstream Partners LP
Allowance for doubtful accounts	$ 1.4	$ 1.9	$ 0.4